Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Stockholders' Equity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
BALANCE		$ 54,566	$ 53,901	$ 54,320
Issuance of common stock			10
Net income (loss)		(5,813)	3,505	(19,243)
Expenses for Merger			(1,745)
Stock compensation			143
BALANCE	$ 54,566	48,753	54,566	53,901
Common Stock [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE		$ 18
BALANCE, shares		18,244,671
Issuance of common stock			$ 18
Issuance of common stock, shares		33,222	18,244,671
BALANCE	$ 18	$ 18	$ 18
BALANCE, shares	18,244,671	18,277,893	18,244,671
Additional Paid-in Capital [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE		$ 70,123	$ 72,981	54,157
Issuance of common stock			(8)
Expenses for Merger			(1,745)
Stock compensation			143
BALANCE	$ 70,123	70,123	70,123	72,981
Accumulated Deficit [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE		(15,575)	(19,080)	163
Net income (loss)		(5,813)	3,505	(19,243)
BALANCE	(15,575)	(21,388)	(15,575)	$ (19,080)
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE	52,653	54,566
Issuance of common stock	10
Net income (loss)	3,505	(5,813)
Expenses for Merger	(1,745)
Stock compensation	143
BALANCE	54,566	48,753	54,566
Parent Company [Member] | Common Stock [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE		$ 18
BALANCE, shares		18,244,671
Issuance of common stock	$ 18
Issuance of common stock, shares	18,244,671	33,222
BALANCE	$ 18	$ 18	$ 18
BALANCE, shares	18,244,671	18,277,893	18,244,671
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE	$ 71,733	$ 70,123
Issuance of common stock	(8)
Expenses for Merger	(1,745)
Stock compensation	143
BALANCE	70,123	70,123	$ 70,123
Parent Company [Member] | Accumulated Deficit [Member]
Condensed Financial Statements Captions [Line Items]
BALANCE	(19,080)	(15,575)
Net income (loss)	3,505	(5,813)
BALANCE	$ (15,575)	$ (21,388)	$ (15,575)